COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Disclosure of commitments and contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
27.	COMMITMENTS AND CONTINGENCIES

(a)	Capital Commitments

The Group has capital commitments authorised and contracted for of US$323,000 as at December 31, 2019 (2018: US$187,000).

(b)	Leasing Commitments

The Group’s leasing commitments are shown in Note 26.

For future minimum finance lease commitments as at December 31, 2019, in respect of which the lessor has a charge over the related assets, see Note 26. Future minimum non-cancelable operating lease commitments in accordance with IAS 17 as at December 31, 2018 were as follows:

Year ended
2018
Operating leases
US$’000
2019	3,083
2020	2,783
2021	2,512
2022	2,255
2023	2,010
Later years	14,699

Total lease obligations	27,342

(c)	Bank Security

The Group repaid in full its bank borrowings in April 2010, at which point all previous charges against Group assets were released. At December 31, 2019, Group borrowings were at fixed rates of interest and consisted Euro and USD denominated borrowings, refer to Note 29. The banks providing the financing have a charge over the equipment for which the borrowing pertains.

(d)	Group Company Guarantees

Pursuant to the provisions of Section 357, Irish Companies Act, 2014, the Company has guaranteed the liabilities of Trinity Biotech Manufacturing Limited, Trinity Research Limited, Benen Trading Limited and Trinity Biotech Financial Services Limited subsidiary undertakings in the Republic of Ireland, for the financial year to December 31, 2019 and, as a result, these subsidiary undertakings have been exempted from the filing provisions of Section 357, Irish Companies Act, 2014. Where the Company enters into these guarantees of the indebtedness of other companies within its Group, the Company considers these to be insurance arrangements and accounts for them as such. The Company treats the guarantee contract as a contingent liability until such time as it becomes probable that the company will be required to make a payment under the guarantee. The Company does not enter into financial guarantees with third parties.

(e)	Contingent asset

Arising from the tax audit settlement described in Note 6, Darnick Company agreed to contribute US$1,231,000 towards the settlement.  The tax audit was finalised in late December 2019 and the amount due from Darnick Company was outstanding at December 31, 2019. This is a contingent asset at December 31, 2019. In accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets, the amount owing will be recognised when receipt of payment is virtually certain.

(f)	Government Grant Contingencies

The Group has received training and employment grant income from Irish development agencies. Subject to existence of certain conditions specified in the grant agreements, this income may become repayable. No such conditions existed as at December 31, 2019. However if the income were to become repayable, the maximum amounts repayable as at December 31, 2019 would amount to US$2,834,000 (2018: US$2,892,000).

(g)	Litigation

There are also a small number of legal cases being brought against the Group by certain of its former employees. There is a provision for cases where payment is considered by management to be probable. The ultimate resolution of the aforementioned proceedings is not expected to have a material adverse effect on the Group’s financial position, results of operations or cash flows.